RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 63	$ 64
Accounts payable and other	63	106
Business services
Disclosure of transactions between related parties [line items]
Revenue from related party transactions	$ 435	$ 358	$ 367